Label	Element	Value
PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio
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Supplement [Text Block]	ck0001209466_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio (the "Fund") utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Financial Preferred Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

•  On page 14, the following sentence is added to the end of first paragraph in the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Investment Strategies":

The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

•  On page 15, under the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Non-Correlation Risk" is deleted and replaced with the following:

Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

•  On page 15, under the section titled "PowerShares Financial Preferred Portfolio—Summary Information—Principal Risks of the Fund," the following subsection titled "Sampling Risk" is added immediately following the subsection titled "Market Trading Risk":

Sampling Risk. The Fund's use of a representative sampling approach may result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please Retain This Supplement For Future Reference.